ADVISORS SERIES TRUST


June 16, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE:   ADVISORS SERIES TRUST
      Pre-Effective Amendment No. 2 to the
      Registration Statement on Form N-1A
      (File Nos. 33-17391 and 811-07959)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Advisors Series Trust (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A; and

(2) the text of Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission.

Very truly yours,

ADVISORS SERIES TRUST

By: /s/ Robert H. Wadsworth
     Assistant Secretary